Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 25 — Subsequent Events

From April 1, 2023 through the date of this filing, the Company exchanged approximately $1.2 million of the outstanding principal and interest under the July 2022 10% Note Purchase Agreement and Promissory Note for 3,260,379 shares of the Company’s common stock at prices from $0.3336 to $0.3966 per share, calculated in accordance with Nasdaq’s “minimum price” as defined by Nasdaq Listing Rule 5635(d).

From April 1, 2023 through the date of this filing, the Company sold 12,046,742 shares of common stock at share prices between $0.22771 and $0.54 per share under the Sales Agreement for gross proceeds of approximately $4.1 million.

Warrant Purchase Agreement

On May 15, 2023, the Company entered into a Warrant Purchase Agreement (the “Purchase Agreement”) with certain institutional investors (the “Purchasers”), pursuant to which the Company agreed to issue and sell in a private placement (the “Private Placement”) up to an aggregate of 150,000,000 warrants (the “Warrants”) to purchase up to 150,000,000 shares (the “Warrant Shares”) of the Company’s common stock, par value $0.001 per share (the “Common Stock”), at an offering price of $0.01 per Warrant (subject to adjustment as set forth in the Purchase Agreement) (the “Per Warrant Purchase Price”) for an aggregate warrant offering price equal to $1,500,000.

The Warrants have an initial exercise price which is equal to the Minimum Price as defined in Nasdaq Listing Rule 5635(d) (subject to adjustment as set forth in the Warrants) (the “Initial Exercise Price”), payable in cash or the cancellation of indebtedness. Upon receipt of stockholder approval, the exercise price will equal the lower of (i) the Initial Exercise Price and (ii) 90% of the lowest VWAP (as defined in the Purchase Agreement) of the Common Stock for the five Trading Days (as defined in the Purchase Agreement) immediately prior to the date on which a Notice of Exercise is submitted to the Company (the “Adjusted Exercise Price” and together with the Initial Price, as applicable, the “Exercise Price”); provided, however, that any exercise of the Warrants with an Adjusted Exercise Price will be subject to the Company’s consent unless the trading price of the Common Stock as of the time the Notice of Exercise is delivered to the Company is at least 10% or more above the prior Trading Day’s Nasdaq Official Closing Price. The Purchaser may not exercise the Warrants to the extent such exercise would cause such Purchaser, together with its affiliates and attribution parties, to beneficially own a number of shares of Common Stock which would exceed 9.99% of the Company’s then outstanding Common Stock following such exercise.

Each Warrant is immediately exercisable for one share of Common Stock and will expire one year from the issuance date (the “Termination Date”) unless extended by the Company with the consent of the Warrant holder. Pursuant to the terms of the Warrants, at any time prior to the Termination Date, the Company may, in its sole discretion, redeem any portion of a Warrant that has not been exercised, in cash, at the Per Warrant Purchase Price, plus all liquidated damages and other costs, expenses or amounts due in respect of the Warrants (the “Redemption Amount”) upon five Trading Days’ written notice to the Warrant holder (the “Redemption Date”). On the Termination Date, the Company will be required to redeem any portion of the Warrants that has not been exercised or redeemed prior to such date through payment of the Redemption Amount in cash. The Company will be required to pay any Redemption Amount within five Trading Days after the Redemption Date or the Termination Date, as applicable.

Subject to the satisfaction of certain conditions set forth in the Warrants during a period of seven consecutive Trading Days (the “Measurement Period”), the Company may, within one Trading Day of the end of such Measurement Period (the “Forced Exercise Eligibility Date”), force the holder to exercise its Warrants into up to such aggregate number of Warrant Shares equal to 25% of the quotient obtained by dividing the Traded Value (as defined in the Warrants) by the Exercise Price then in effect (less any Warrant Shares voluntarily exercised by the holder during such Measurement Period or at any time thereafter and prior to the applicable Forced Exercise Date (as defined in the Warrants) (the “Maximum Forced Exercise Share Amount”) as designated in the applicable Forced Exercise Notice (as defined in the Warrants) (each, a “Forced Exercise”). Following any Forced Exercise, a minimum of seven Trading Days must elapse after the Forced Exercise Date prior to the Company sending the Holders a new Forced Exercise Notice. The Company’s right to a Forced Exercise shall be exercised ratably among the Warrant holders based on each Holder’s initial purchase of Warrants.

On May 15, 2023, the Company and Maxim Group LLC (the “Placement Agent”) entered into a Placement Agency Agreement (the “Placement Agency Agreement”), whereby the Placement Agent, in connection with the Private Placement, agreed to act as the Company’s exclusive placement agent on a reasonable best efforts basis. Pursuant to the Placement Agency Agreement, the Company agreed to pay to the Placement Agent (i) a cash fee equal to 2.75% of the gross proceeds received by the Company from the Purchasers at the Closing, to be paid on the Closing Date and (ii) a cash fee equal to 5.5% of the gross proceeds received by the Company from a Purchaser upon the exercise of Warrants for cash, to be paid on a weekly basis during the exercise period of the Warrants as to any exercise proceeds received by the Company from a Purchaser pursuant to the exercise of Warrants for cash during the preceding week (the “Exercise Cash Fee”). The Company is not required to pay the Exercise Cash Fee to the extent that a Purchaser exercises its Warrants through the cancellation of indebtedness owed by the Company to such Purchaser. The Company has also agreed to reimburse the Placement Agent up to $50,000 for certain expenses and legal fees incurred by the Placement Agent. The Placement Agency Agreement contains customary representations and warranties and agreements of the Company and the Placement Agent and customary indemnification rights and obligations of the parties.

Note 32 — Subsequent Events

Game Your Game, the Company’s subsidiary, entered into a promissory note with an individual whereby it received approximately $0.03 million on January 13, 2023 for funding of liabilities and working capital needs. The promissory note has an interest rate of 8% and is due on or before June 30, 2023.

On February 27, 2023, the Company entered into Limited Liability Company Unit Transfer and Joinder Agreements with certain of the Company’s employees (the “Transferees”), pursuant to which (i) the Company transferred all of its Class A Units of CVH (the “Class A Units”), an aggregate of 599,999 Class A Units, to the Transferees as bonus consideration in connection with each Transferee’s services performed for and on behalf of the Company as an employee, as applicable, which was approved by the board of directors during the quarter ended March 31, 2023 and (ii) each Transferee became a member of CVH and a party to the Amended and Restated Limited Liability Company Agreement of CVH, dated as of September 30, 2020.

During the quarter ended March 31, 2023, the Company exchanged approximately $0.9 million of the outstanding principal and interest under the March 2020 10% Note Purchase Agreement and Promissory Note for 611,258 shares of the Company’s common stock at prices from $1.09 to $1.682 per share, calculated in accordance with Nasdaq’s “minimum price” as defined by Nasdaq Listing Rule 5635(d). This note was full satisfied as of January 31, 2023.

During 2023 through the date of this filing, the Company exchanged approximately $1.1 million of the outstanding principal and interest under the July 2022 Note Purchase Agreement and Promissory Note for 2,517,397 shares of the Company’s common stock at prices from $0.3336 to $0.915 per share, calculated in accordance with Nasdaq’s “minimum price” as defined by Nasdaq Listing Rule 5635(d).

During the quarter ended March 31, 2023, the Company sold 9,655,207 shares of common stock at share prices between $1.15 and $1.86 per share under an equity distribution agreement for gross proceeds of approximately $15.4 million.

During January 2023, the Company issued 1,380,000 shares of common stock in connection with the exercise of 1,380,000 pre-funded warrants at $0.001 per share in connection with the October 2022 registered direct offering.

On April 14, 2023, the Company received a letter from the Listing Qualifications Staff of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that, based upon the closing bid price of our common stock for the last 30 consecutive business days beginning on March 2, 2023, and ending on April 13, 2023, the Company no longer meets the requirement to maintain a minimum bid price of $1 per share, as set forth in Nasdaq Listing Rule 5550(a)(2). In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company has been provided a period of 180 calendar days, or until October 11, 2023, in which to regain compliance. In order to regain compliance with the minimum bid price requirement, the closing bid price of our common stock must be at least $1 per share for a minimum of ten consecutive business days during this 180-day period. In the event that the Company does not regain compliance within this 180-day period, the Company may be eligible to seek an additional compliance period of 180 calendar days if it meets the continued listing requirement for market value of publicly held shares and all other initial listing standards for the Nasdaq Capital Market, with the exception of the bid price requirement, and provides written notice to Nasdaq of its intent to cure the deficiency during this second compliance period, by effecting a reverse stock split, if necessary. However, if it appears to the Nasdaq staff that the Company will not be able to cure the deficiency, or if the Company is otherwise not eligible, Nasdaq will provide notice to the Company that our common stock will be subject to delisting. The letter does not result in the immediate delisting of our common stock from the Nasdaq Capital Market. The Company intends to monitor the closing bid price of our common stock and consider its available options in the event that the closing bid price of our common stock remains below $1 per share.

Warrant Amendments

On February 28, 2023, the Company entered into warrant amendments (the “Warrant Amendments”) with certain holders (each, including its successors and assigns, a “Holder” and collectively, the “Holders”) of (i) those certain Common Stock Purchase Warrants issued by the Company in April 2018 (the “April 2018 Warrants”) pursuant to the registration statement on Form S-3 (File No. 333-204159), (ii) those certain Common Stock Purchase Warrants issued by the Company in September 2021 (the “September 2021 Warrants”) pursuant to the registration statement on Form S-3 (File No. 333-256827), and (iii) those certain Common Stock Purchase Warrants issued by the Company in March 2022 (the “March 2022 Warrants” and together with the April 2018 Warrants and the September 2021 Warrants, the “Existing Warrants”) pursuant to the registration statement on Form S-3 (File No. 333-256827).

Pursuant to the Warrant Amendments, the Company and the Holders have agreed to amend (i) the September 2021 Warrants and the March 2022 Warrants to provide that all of such outstanding warrants shall be automatically exchanged for shares of common stock of the Company, at a rate of 0.33 shares of Common Stock (the “Exchange Shares”) for each September 2021 Warrant or March 2022 Warrant, as applicable, and (ii) the April 2018 Warrants to remove the obligation of the Company to hold the portion of a Distribution (as defined in the April 2018 Warrants) in abeyance in connection with the Beneficial Ownership Limitation (as defined in the April 2018 Warrants).

In connection with the exchange for all of the then outstanding September 2021 Warrants and March 2022 Warrants as of the effective date of the Warrant Amendments, the Company issued 76,794 Exchange Shares and 248,124 Exchange Shares, respectively, resulting in the issuance of 324,918 Exchange Shares in the aggregate.

Enterprise Apps Spin-off and Business Combination

On March 14, 2023, Inpixon completed (the “Closing”) the separation (the “Separation”) of its enterprise apps business (including its workplace experience technologies, indoor mapping, events platform, augmented reality and related business solutions) (the “Enterprise Apps Business”) through a spin-off of CXApp Holding Corp., a Delaware corporation (“CXApp”), to certain holders of Inpixon securities as of March 6, 2023 (the “Record Date”) on a pro rata basis (the “Distribution” or “Enterprise Apps Spin-off”) and merger (the “Merger”) of CXApp with a wholly owned subsidiary of KINS Technology Group Inc., a Delaware corporation (“KINS”), in a Reverse Morris Trust transaction (collectively, the “Transactions”) pursuant to (i) an Agreement and Plan of Merger, dated as of September 25, 2022, by and among Inpixon, KINS, CXApp, and KINS Merger Sub Inc. (the “Merger Agreement”) and (ii) a Separation and Distribution Agreement, dated as of September 25, 2022, among KINS, Inpixon, CXApp and Design Reactor, Inc. (the “Separation Agreement”, and collectively with the Merger Agreement and the other related transaction documents, the “Transaction Agreements”).

In connection with the Closing, KINS was renamed CXApp Inc. (“New CXApp”). Pursuant to the Transaction Agreements, Inpixon contributed to CXApp cash and certain assets and liabilities constituting the Enterprise Apps Business, including certain related subsidiaries of Inpixon, to CXApp (the “Contribution”). In consideration for the Contribution, CXApp issued to Inpixon additional shares of CXApp common stock such that the number of shares of CXApp common stock then outstanding equaled the number of shares of CXApp common stock necessary to effect the Distribution. Pursuant to the Distribution, Inpixon’s stockholders and certain other securityholders as of the

Record Date received one share of CXApp common stock for each share of Inpixon common stock held as of such date. Pursuant to the Merger Agreement, each share of Legacy CXApp common stock was thereafter exchanged for the right to receive 0.09752221612415190 of a share of New CXApp Class A common stock (with fractional shares rounded down to the nearest whole share) and 0.3457605844401750 of a share of New CXApp Class C common stock (with fractional shares rounded down to the nearest whole share). New CXApp Class A common stock and New CXApp Class C common stock are identical in all respects, except that New CXApp Class C common stock is not listed and will automatically convert into New CXApp Class A common stock on the earlier to occur of (i) the 180th day following the closing of the Merger and (ii) the day that the last reported sale price of New CXApp Class A common stock equals or exceeds $12.00 per share for any 20 trading days within any 30-trading day period following the closing of the Merger. Upon the closing of the Transactions, Inpixon’s existing securityholders held approximately 50.0% of the shares of New CXApp common stock outstanding.

As of the Closing, CXApp is expected to have approximately $10 million of net cash. The transaction is expected to be tax-free to Inpixon and its stockholders for U.S. federal income tax purposes.